STOCKHOLDERS' EQUITY (Stock Option Activity) (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2018	Jan. 12, 2016	Dec. 31, 2015	Jan. 12, 2015	Jan. 09, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options compensation	$ 5,324,754		$ 2,660,159
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded stock options						$ 1,050,000
Stock options	12,637,500		6,637,500	3,680,000			600,000
Fair value of options	6,146,000					612,512				417,664
Weighted-average remaining contractual life for stock options outstanding and exercisable	9 years 2 months 12 days		8 years 8 months 12 days
Aggregate intrinsic value of options outstanding and exercisable	$ 1		$ 0
Option vested	5,125,000
Stock options compensation	$ 5,324,754
Stock Options [Member] | Vesting through December 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vested	875,000
2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded stock options					$ 6,000,000				$ 200,000
2017 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded stock options								$ 980,000
Common stock, per share value								$ 0.20